CAPITAL STOCK (Narrative) (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended	1 Months Ended
	Mar. 31, 2014	May 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Oct. 31, 2014	Sep. 08, 2014	Mar. 11, 2014	Mar. 10, 2014	Aug. 08, 2014
Common Stock, shares authorized			850,000,000		850,000,000	850,000,000	850,000,000	850,000,000		850,000,000
Preferred stock, shares authorized			25,000,000		25,000,000	25,000,000	25,000,000	25,000,000
Common Stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.5
Proceeds from Issuance of Common Stock			$ 0	$ 550,000	$ 550,000	$ 0	$ 617,500	$ 617,500
Stock Issued During Period, Shares, Issued for Cash		550,000
Development Stage Entities, Equity Issuance, Per Share Amount		$ 1.00
Stock Issued During Period, Value, Issued for Cash		550,000
Common Stock, par value			29,769		29,769	29,219	29,769	29,769
Additional Paid in Capital, Common Stock			597,121		587,731		587,731	597,121
Common Stock, shares issued			29,768,750	29,218,750	29,768,750	29,218,750	29,768,750	29,768,750
Common Stock, shares outstanding			29,768,750	29,218,750	29,768,750	29,218,750	29,768,750	29,768,750
Total of Restricted Shares:			17,550,000					17,550,000
Michael Palethorpe [Member]
Restricted Stock, Shares Acquired									8,500,000			8,500,000
Total of Restricted Shares:									17,000,000
Sale of Stock, Percentage of Ownership after Transaction									57.11%
Common shares at $0.0006 [Member]
Stock Issued During Period, Shares, Issued for Cash							17,000,000	17,000,000
Development Stage Entities, Equity Issuance, Per Share Amount							$ 0.0006	$ 0.0006
Stock Issued During Period, Value, Issued for Cash							10,000	10,000
Common shares at $0.005 [Member]
Stock Issued During Period, Shares, Issued for Cash							12,218,750	12,218,750
Development Stage Entities, Equity Issuance, Per Share Amount							$ 0.005	$ 0.005
Stock Issued During Period, Value, Issued for Cash							$ 57,500	$ 57,500